Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Central Index Key	dei_EntityCentralIndexKey	0001096962
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2012
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST (Prospectus Summary) | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVIXX
Active Assets Institutional Government Securities Trust (Prospectus Summary) | Active Assets Institutional Government Securities Trust | Active Assets Institutional Government Securities Trust
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AISXX

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST (Prospectus Summary) | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Active Assets Institutional Money Trust
Investment Objectives
The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Advisory Fee		0.10%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses		0.17%
Fee Waivers and/or Expense Reimbursements	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.16%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Administrator," Morgan Stanley Services Company Inc., have contractually agreed to assume all operating expenses of the Fund (except for brokerage fees) and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees on an annualized basis exceed 0.20% of the average daily net assets of the Fund. This arrangement had no effect during the most recent fiscal year. In addition, the Fund's Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST	16	52	90	205

Principal Investment Strategies
The Fund invests in high quality, short-term debt obligations. In selecting investments, the Adviser and/or Morgan Stanley Investment Management Limited
("Sub-Adviser") seek to maintain the Fund's share price at $1.00. The Fund's investments include the following money market instruments: corporate obligations (including but not limited to commercial paper); debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, including U.S.
government securities guaranteed under the Federal Deposit Insurance Corporation
("FDIC") Temporary Liquidity Guarantee Program; repurchase agreements; U.S.
dollar-denominated foreign bank obligations; asset-backed securities; and
tax-exempt variable rate demand notes.
Principal Risks
There is no assurance that the Fund will achieve its investment objectives.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
  government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Tax-Exempt Variable Rate Demand Notes Risk. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods.
The Fund's past performance does not indicate how the Fund will perform in the future.
Annual Total Returns--Calendar Years

The year-to-date total return as of September 30, 2012 was 0.10%. High Quarter 12/31/06 1.33% Low Quarter 9/30/11 0.00%
Average Annual Total Returns (as of December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	10 Years
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST	0.06%	1.65%	2.03%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2012
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST (Prospectus Summary) | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Active Assets Institutional Money Trust
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose
		any sales charges or distribution and service (12b-1) fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in high quality, short-term debt obligations. In selecting investments, the Adviser and/or Morgan Stanley Investment Management Limited
("Sub-Adviser") seek to maintain the Fund's share price at $1.00. The Fund's investments include the following money market instruments: corporate obligations (including but not limited to commercial paper); debt obligations of U.S.-regulated banks (including domestic branches or subsidiaries of foreign banks) and instruments secured by those obligations (including certificates of deposit); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, including U.S.
government securities guaranteed under the Federal Deposit Insurance Corporation
("FDIC") Temporary Liquidity Guarantee Program; repurchase agreements; U.S.
dollar-denominated foreign bank obligations; asset-backed securities; and
		tax-exempt variable rate demand notes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Fund will achieve its investment objectives.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
  government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Tax-Exempt Variable Rate Demand Notes Risk. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

Shares of the Fund are not bank deposits and are not guaranteed or insured by
		the FDIC or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods.
		The Fund's past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns--Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of September 30, 2012 was 0.10%. High Quarter 12/31/06 1.33% Low Quarter 9/30/11 0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2011)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 869-News
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST (Prospectus Summary) | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.16%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	These fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	16
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	90
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	205
Annual Return 2002	rr_AnnualReturn2002	1.67%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.25%
Annual Return 2005	rr_AnnualReturn2005	3.16%
Annual Return 2006	rr_AnnualReturn2006	5.01%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	2.73%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	2.03%

[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Administrator," Morgan Stanley Services Company Inc., have contractually agreed to assume all operating expenses of the Fund (except for brokerage fees) and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees on an annualized basis exceed 0.20% of the average daily net assets of the Fund. This arrangement had no effect during the most recent fiscal year. In addition, the Fund's Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Active Assets Institutional Government Securities Trust (Prospectus Summary) | Active Assets Institutional Government Securities Trust
Active Assets Institutional Government Securities Trust
Investment Objectives
The Fund is a money market fund that seeks to provide high current income, preservation of capital and liquidity.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Active Assets Institutional Government Securities Trust
Advisory Fee		0.10%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses		0.17%
Fee Waivers and/or Expense Reimbursements	[1]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.11%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Administrator," Morgan Stanley Services Company Inc., have contractually agreed to assume all operating expenses of the Fund (except for brokerage fees) and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees on an annualized basis exceed 0.20% of the average daily net assets of the Fund. This arrangement had no effect during the most recent fiscal year. In addition, the Fund's Adviser and its Administrator have agreed to waive and/or reimburse all or a portion of the Fund's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Active Assets Institutional Government Securities Trust	11	35	62	141

Principal Investment Strategies
The Fund invests at least 80% of its assets in high quality, short-term U.S.
government securities. In selecting investments, the Adviser and/or Morgan
Stanley Investment Management Limited ("Sub-Adviser") seek to maintain the
Fund's share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities issued by agencies and instrumentalities of the U.S. Government, which are backed by the full faith and credit of the United States; securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S.
Treasury to meet its obligations; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed under the FDIC Temporary Liquidity
Guarantee Program. The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions. In addition, the Fund may invest in repurchase agreements.
Principal Risks
There is no assurance that the Fund will achieve its investment objectives.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
  government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one and five year periods and since inception. The Fund's past performance does not indicate how the Fund will perform in the future.
Annual Total Return--Calendar Years

The year-to-date total return as of September 30, 2012 was 0.01%. High Quarter 12/31/06 1.31% Low Quarter 3/31/10 0.00%
Average Annual Total Returns (as of December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Active Assets Institutional Government Securities Trust	0.01%	1.50%	1.98%	Nov 4, 2002

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2012
Active Assets Institutional Government Securities Trust (Prospectus Summary) | Active Assets Institutional Government Securities Trust
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Active Assets Institutional Government Securities Trust
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to provide high current income, preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose
		any sales charges or distribution and service (12b-1) fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in high quality, short-term U.S.
government securities. In selecting investments, the Adviser and/or Morgan
Stanley Investment Management Limited ("Sub-Adviser") seek to maintain the
Fund's share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities issued by agencies and instrumentalities of the U.S. Government, which are backed by the full faith and credit of the United States; securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S.
Treasury to meet its obligations; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed under the FDIC Temporary Liquidity
Guarantee Program. The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions. In
		addition, the Fund may invest in repurchase agreements.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Fund will achieve its investment objectives.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
  government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

Shares of the Fund are not bank deposits and are not guaranteed or insured by
		the FDIC or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one and five year periods and since inception. The Fund's past performance does not indicate how the Fund
		will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one and five year periods and since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return--Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of September 30, 2012 was 0.01%. High Quarter 12/31/06 1.31% Low Quarter 3/31/10 0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund's most recent 7-day annualized yield you may call toll-free (800) 869-NEWS.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2011)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 869-NEWS
Active Assets Institutional Government Securities Trust (Prospectus Summary) | Active Assets Institutional Government Securities Trust | Active Assets Institutional Government Securities Trust
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.11%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	35
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	62
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	141
Annual Return 2003	rr_AnnualReturn2003	1.09%
Annual Return 2004	rr_AnnualReturn2004	1.30%
Annual Return 2005	rr_AnnualReturn2005	3.14%
Annual Return 2006	rr_AnnualReturn2006	4.94%
Annual Return 2007	rr_AnnualReturn2007	5.10%
Annual Return 2008	rr_AnnualReturn2008	2.34%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 2002

[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and the Fund's "Administrator," Morgan Stanley Services Company Inc., have contractually agreed to assume all operating expenses of the Fund (except for brokerage fees) and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees on an annualized basis exceed 0.20% of the average daily net assets of the Fund. This arrangement had no effect during the most recent fiscal year. In addition, the Fund's Adviser and its Administrator have agreed to waive and/or reimburse all or a portion of the Fund's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.